RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of remuneration of key management personnel

	Years ended December 31,
	2025 $	2024 $
Salaries and benefits	7,843	8,557
Directors' fees	971	851
Consulting fees	64	66
Share-based payments	20,769	7,747
	29,647	17,221